Stockholders' Equity - Schedule of Reserve for Authorized but Unissued Shares of Common Stock (Detail)	Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance	8,562,752
Common stock options and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance	5,134,885
Common stock employee purchase plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance	3,427,867